UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22754

Morgan Creek Series Trust
(Exact name of registrant as specified in charter)

301 West Barbee Chapel Road, Suite 200, Chapel Hill, NC 27517
(Address of principal executive offices) (Zip Code)

Corporation Service Company 2711 Centerville Road Suite 400 Wilmington, Delaware 19808
(Name and address of agent for service)

Registrant’s Telephone Number, including area code	(919) 933-4004

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2016

Item 1. Schedule of Investments.

The Registrant’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN CREEK TACTICAL ALLOCATION FUND
SCHEDULE OF INVESTMENTS
June 30, 2016 (UNAUDITED)

	Shares	Value ($)

Long Positions 120.6%

Common Stocks 28.9%

Consumer Discretionary 6.8%

Diversified Consumer Services 1.3%
TAL Education Group (ADR)* (a)	4,675	290,131
Hotels, Restaurants & Leisure 1.2%
Restaurant Brands International, Inc.	6,313	262,621
Household Durables 1.3%
Sony Corp. (ADR)(a)	9,769	286,720
Internet & Catalog Retail 1.8%
Amazon.com, Inc.* (a)	369	264,064
The Priceline Group, Inc.* (a)	101	126,089
		390,153
Media 1.2%
Charter Communications, Inc. Class A* (a)	1,113	254,476

Energy 6.4%

Oil, Gas & Consumable Fuels 6.4%
Continental Resources, Inc.* (a)	6,100	276,147
Diamondback Energy, Inc.* (a)	1,440	131,342
Energy Transfer Equity LP	18,923	271,924
Parsley Energy, Inc. Class A*	4,850	131,241
RSP Permian, Inc.* (a)	12,962	452,244
YPF SA (ADR)(a)	7,764	149,069
		1,411,967

Financials 1.6%

Banks 1.6%
Banco Macro SA (ADR)	2,440	181,097
Grupo Financiero Galicia SA (ADR)	5,443	166,229
		347,326
Health Care 4.0%

Biotechnology 3.4%
Amgen, Inc.(a)	1,716	261,089
Celgene Corp.* (a)	2,487	245,293
Gilead Sciences, Inc.(a)	2,746	229,071
		735,453
Pharmaceuticals 0.6%
Horizon Pharma PLC* (a)	8,514	140,226

Industrials 5.9%

Aerospace & Defense 3.8%
General Dynamics Corp.(a)	1,539	214,290
Lockheed Martin Corp.(a)	1,247	309,468
Northrop Grumman Corp.(a)	1,403	311,859
		835,617
Airlines 2.1%
American Airlines Group, Inc.(a)	4,715	133,482
Southwest Airlines Co.(a)	4,642	182,013
United Continental Holdings, Inc.* (a)	3,599	147,703
		463,198

Information Technology 2.5%

Internet Software & Services 2.5%
58.com, Inc. (ADR)*	2,277	104,492
Shopify, Inc. Class A* (a)	4,828	148,509
Tencent Holdings Ltd.	12,737	290,500
		543,501

Materials 0.7%

Chemicals 0.7%
CF Industries Holdings, Inc.	6,761	162,940

Utilities 1.0%

Electric Utilities 1.0%
Pampa Energia SA (ADR)* (a)	8,190	223,914
Total Common Stocks (Cost $5,983,612)		6,348,243

Warrant 0.0%

Financials 0.0%

Banks 0.0%
Alpha Bank AE, Expiration Date 12/10/2017* (Cost $1,556,043)	1,426,566	1,583

Exchange-Traded Funds 53.9%

iShares 20+ Year Treasury Bond Fund(a)	15,552	2,160,173
iShares Core U.S. Aggregate Bond Fund	30,165	3,395,674
iShares FTSE A50 China Index Fund	169,000	215,818
iShares JP Morgan USD Emerging Markets Bond Fund	4,600	529,690
iShares MSCI France Fund	29,347	671,166
iShares MSCI Germany Fund	26,677	641,582
iShares MSCI Ireland Capped Fund	6,744	242,379
iShares MSCI Japan Fund	66,928	769,672
iShares MSCI Spain Capped Fund	8,000	199,840
iShares MSCI Switzerland Capped Fund	13,800	409,170
iShares MSCI United Kingdom Fund	50,459	775,555
iShares Russell 1000 Fund	6,629	774,930
SPDR Gold Shares Fund*	6,300	797,076
WisdomTree India Earnings Fund(a)	12,913	260,713
Total Exchange-Traded Funds (Cost $11,464,004)		11,843,438

	Principal Amount ($)	Value ($)

Government & Agency Obligations 3.6%

Sovereign Bonds 3.6%
Republic of Argentina, 8.28%, 12/31/2033 * (b) (Cost $729,413)	701,019	785,142

	Shares	Value ($)

Short-Term Investments 34.2%
SSgA Prime Money Market Fund, 0.39% ** (Cost $7,504,582)	7,504,582	7,504,582

See accompanying notes to Schedule of Investments.

MORGAN CREEK TACTICAL ALLOCATION FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2016 (UNAUDITED)

	% of Net Assets	Value ($)

Total Long Positions (Cost $27,237,654) †	120.6	26,482,988
Other Assets and Liabilities, Net	(5.4)	(1,191,755)
Securities Sold Short	(15.2)	(3,331,650)
Net Assets	100.0	21,959,583

†
The cost for federal income tax purposes was $27,296,725. At June 30, 2016, net unrealized depreciation for all securities based on tax cost was $813,737. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $1,509,036 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,322,773.

	Shares	Value ($)

Securities Sold Short 15.2%

Common Stocks 5.9%
Energy 0.6%

Oil, Gas & Consumable Fuels 0.6%
PrairieSky Royalty Ltd.	6,415	121,751

Financials 1.8%

Banks 0.6%
HSBC Holdings PLC (ADR)	3,900	122,109

Capital Markets 0.6%
Franklin Resources, Inc.	3,836	128,007

Diversified Financial Services 0.6%
Berkshire Hathaway, Inc. Class B	984	142,473

Information Technology 2.4%

Computers & Peripherals 1.2%
HP, Inc.	10,318	129,491
Twitter, Inc.	8,512	143,938
		273,429

Semiconductors & Semiconductor Equipment 0.6%
Intel Corp.	3,744	122,803

Software 0.6%
Oracle Corp.	3,443	140,922

Materials 1.1%

Chemicals 1.1%
The Mosaic Co.	8,800	230,384
Total Common Stocks (Proceeds $1,187,054)		1,281,878

Exchange-Traded Funds 9.3%
iShares Nasdaq Biotechnology Fund	2,887	742,941
United States Oil Fund LP	112,950	1,306,831
Total Exchange-Traded Funds (Proceeds $2,262,771)		2,049,772
Total Securities Sold Short (Proceeds $3,449,825)		3,331,650

*	Non-income producing security.
**	Current yield; not a coupon rate.
(a)	All or a portion of these securities are pledged as collateral for short sales.
(b)	The following table represents a bond that is in default:

Security	Coupon	Maturity Date	Principal Amount ($)	Cost ($)	Value($)
Republic of Argentina*	8.28%	12/31/2033	701,019	729,413	785,142

ADR American Depository Receipt
FTSE Financial Times Stock Exchange
MSCI Morgan Stanley Capital Institutional
SPDR Standard & Poor's Depository Receipt

See accompanying notes to Schedule of Investments.

MORGAN CREEK TACTICAL ALLOCATION FUND
NOTES TO THE SCHEDULE OF INVESTMENTS
June 30, 2016 (Unaudited)

Security Valuation

Investments normally are valued as of the close of regular trading on the New York Stock Exchange ("NYSE") on each day the exchange is open for trading.

U.S. GAAP requires the Fund to disclose the fair value of its investments in a three-level hierarchy (Levels 1, 2, and 3). Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Equity securities are valued based on market quotations, official closing prices or information furnished by a pricing source. Long positions for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Short positions for which no sales are reported are valued at the calculated mean between the most recent bid and ask quotations on the relevant market or, if a mean cannot be determined, at the most recent ask quotation. Equity securities are categorized as Level 1 securities.

Exchange-Traded Funds ("ETFs") are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade and are categorized as Level 1. ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost, which approximates value, and are categorized as Level 1. Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board of Trustees and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors used in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities; the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to the liquidity of investments, could cause a security to be reclassified between levels.

U.S. GAAP requires additional disclosures about fair value measurements for material Level 3 securities, if any (determined by each category of asset or liability as compared to a Fund’s total net assets separately identified in the table below).

The three levels are defined as follows:

Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 – Other significant observable inputs including fair value of investments with the ability to redeem at NAV as of the measurement date, or during the first quarter following the measurement date; and

Level 3 – Other significant unobservable inputs including fair value of investments that do not have the ability to redeem at NAV as of the measurement date, or during the first quarter following the measurement date.

MORGAN CREEK TACTICAL ALLOCATION FUND
NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2016 (Unaudited)

The following is a summary of the inputs used as of June 30, 2016 in valuing the investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$6,348,243	$—	$—	$6,348,243
Warrants	1,583	—	—	1,583
Exchange-Traded Funds	11,843,438	—	—	11,843,438
Government & Agency Obligations	—	785,142	—	785,142
Short-Term Investments	7,504,582	—	—	7,504,582
Total Investments	$25,697,846	$785,142	$—	$26,482,988

Liabilities	Level 1	Level 2	Level 3	Total

Common Stocks Sold Short, at value (a)	$(1,281,878)	$—	$—	$(1,281,878)
Exchange-Traded Funds Sold Short, at value	(2,049,772)	—	—	(2,049,772)
Total Investments	$(3,331,650)	$—	$—	$(3,331,650)

There have been no transfers between fair value measurement levels during the period ended June 30, 2016.

(a)	See Schedule of Investments for additional detailed categorizations.

Foreign Currency Translation

The books and records of the Fund are maintained in U.S. Dollars. The market values of foreign securities, currency holdings and related assets and liabilities are translated into U.S. Dollars at the close of regular trading on the NYSE. Income and expenses denominated in foreign currencies are translated into U.S. Dollars at the close of regular trading on the NYSE. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated on the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Although the Fund’s investments are denominated in U.S. dollars, the Fund may invest in securities and hold cash balances at its brokers that are denominated in currencies other than its reporting currency. Consequently, the Fund is exposed to risks that the exchange rate of the U.S. dollars relative to other currencies may change in a manner that has an adverse effect on the reported value of that portion of the Fund’s assets which are denominated in currencies other than the U.S. dollars. The Fund may utilize options, futures and forward currency contracts to hedge against currency fluctuations, but there can be no assurance that such hedging transactions will be effective.

Short Sales

The Fund may engage in short sales, which are transactions in which the Fund sells securities borrowed from others with the expectation that the price of the security will fall before the Fund must purchase the security to return it to the lender. The Fund may make short sales of securities, either as a hedge against potential declines in value of a portfolio security or to realize appreciation when a security that the Fund does not own declines in value. The Fund will not make a short sale if, after giving effect to such sale, the market value of all securities sold short exceeds 30% of the value of its total assets. However, the Fund may make short sales “against the box” without being subject to this limitation. In this type of short sale, the Fund owns at least an equal amount of the securities sold short or other securities convertible into or exchangeable without further consideration for securities of the same issue as the securities sold short.

Upon entering into a short sale, the Fund is required to designate liquid assets it owns in the form of cash or securities as segregated assets at its custodian in an amount at least equal to its obligations to purchase the securities sold short (exclusive of short sale proceeds held with the broker-dealer). For financial statements purposes, segregated cash is reflected as an asset on the Statement of Assets and Liabilities, and the settlement amount for securities sold short is reflected as a corresponding liability. Deposit at broker for securities sold short primarily represents proceeds from securities sold, not yet purchased, net of excess cash, held at the prime broker as of June 30, 2016, which serves as collateral for securities sold, not yet purchased. Securities segregated as collateral are identified in the Schedule of Investments. The amount of the liability is marked-to-market to reflect the current value of the short position. The Fund may receive or pay the net of the broker’s fee on the borrowed securities and any income earned on the cash collateral deposited with the broker. The net amounts of income or fees are included as interest income, or interest expense on securities sold short, in the Statement of Operations.

Short sales involve the risk that the Fund will incur a loss by subsequently buying a security at a higher price than the price at which the Fund previously sold the security short. Any loss will be increased by the amount of compensation, interest or dividends, and transaction costs the Fund must pay to a lender of the security. In addition, because the Fund’s loss on a short sale stems from increases in the value of the security sold short, the extent of such loss, like the price of the security sold short, is theoretically unlimited. By contrast, the Fund’s loss on a long position arises from decreases in the value of the security held by the Fund and therefore is limited by the fact that a security’s value cannot drop below zero.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))), were effective based on the evaluation of Registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99 CERT.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Creek Series Trust

By (Signature and Title)	/s/ Mark W. Yusko
Mark W. Yusko – Chairman & President

Date	August 24, 2016

By (Signature and Title)	/s/ Mark B. Vannoy
Mark B. Vannoy – Treasurer

Date	August 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Mark B. Vannoy
Mark B. Vannoy – Treasurer

Date	August 24, 2016